UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22535

Ares Dynamic Credit Allocation Fund, Inc.
(Exact name of registrant as specified in charter)

2000 Avenue of the Stars 12th Floor Los Angeles, California		90067
(Address of principal executive offices)		(Zip code)

Michael D. Weiner Daniel J. Hall 2000 Avenue of the Stars 12th Floor Los Angeles, California 90067
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 201-4200

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2018

ITEM 1.   SCHEDULE OF INVESTMENTS.

Ares Dynamic Credit Allocation Fund, Inc.

Schedule of Investments

January 31, 2018 (Unaudited)

	Principal Amount	Value (a)
Senior Loans 39.3% (b)(g)(k)
Aerospace and Defense 3.1%
Air Methods Corporation, Initial 1st Lien Term Loan, 3M LIBOR + 3.50%, 5.19%, 04/22/2024	$2,618,943	$2,632,038
Hensoldt Holding Germany GmbH, Facility 1st Lien Term Loan B-2 (Germany), Euribor + 3.75%, 3.75%, 02/28/2024	€3,000,000	3,736,152
Sequa Mezzanine Holdings LLC, Initial 1st Lien Term Loan, 3M LIBOR + 5.50%, 6.55%, 11/28/2021	$1,882,812	1,908,700
Sequa Mezzanine Holdings LLC, Initial 2nd Lien Term Loan, 3M LIBOR + 9.00%, 10.37%, 04/28/2022	1,291,251	1,313,848
StandardAero Aviation Holdings, Inc., Initial 1st Lien Term Loan, 1M LIBOR + 3.75%, 5.32%, 07/07/2022	3,346,608	3,378,501
		12,969,239
Automotive 1.2%
CH Hold Corporation, Initial 2nd Lien Term Loan, L+ 7.25%, 02/03/2025 (c)(d)	2,160,401	2,187,406
Navistar, Inc., 1st Lien Term Loan B, 1M LIBOR + 3.50%, 5.06%, 11/06/2024	2,645,963	2,666,919
		4,854,325
Banking, Finance, Insurance & Real Estate 2.3%
Asurion, LLC, 1st Lien Term Loan B-5, 1M LIBOR + 3.00%, 4.57%, 11/03/2023	994,987	1,002,450
Asurion, LLC, 2nd Lien Term Loan B-2, 1M LIBOR + 6.00%, 7.57%, 08/04/2025	2,549,695	2,629,373
Financiere CEP, Facility 1st Lien Term Loan B, (France), L+ 4.25%, 01/31/2025 (d)	€3,000,000	3,670,540
Tortoise Investments, LLC, 1st Lien Term Loan, L+ 4.00%, 11/20/2024 (c)(d)	$2,275,000	2,297,750
		9,600,113
Beverage, Food and Tobacco 0.4%
Arby’s Restaurant Group, Inc., 1st Lien Term Loan B, L+ 3.75%, 01/17/2025 (d)	1,575,000	1,595,680

Chemicals, Plastics & Rubber 1.5%
HII Holding Corporation, 1st Lien Term Loan, 3M LIBOR + 3.25%, 4.82%, 12/20/2019	986,541	986,541
HII Holding Corporation, 2nd Lien Term Loan, 3M LIBOR + 8.50%, 10.07%, 12/21/2020 (c)	1,500,000	1,500,000
PQ Corporation, Tranche B-1 1st Lien Term Loan, 3M LIBOR + 3.25%, 5.02%, 11/04/2022	1,228,233	1,235,603
Tronox Pigments BV, Blocked Dollar 1st Lien Term Loan , (Netherlands), 3M LIBOR + 3.00%, 4.69%, 09/23/2024	481,155	485,451
Tronox Pigments BV, Initial Dollar 1st Lien Term Loan , (Netherlands), 3M LIBOR + 3.00%, 4.69%, 09/23/2024	1,110,357	1,120,272
Vantage Specialty Chemicals, Inc., 1st Lien Term Loan, 2M LIBOR + 4.00%, 5.65%, 10/28/2024	800,000	808,000
		6,135,867
Construction & Building 1.3%
Fairmount Santrol, Inc., 1st Lien Term Loan, 3M LIBOR + 6.00%, 7.69%, 11/01/2022	3,622,642	3,662,273
Forterra Finance, LLC, 1st Lien Term Loan, 1M LIBOR + 3.00%, 4.57%, 10/25/2023	2,086,296	1,978,935
		5,641,208
Consumer Goods: Durable 0.6%
Froneri International Plc, 1st Lien Term Loan B, (Great Britain), L+ 2.75%, 01/22/2025 (d)	€2,000,000	2,496,478

Containers, Packaging & Glass 1.4%
Albea Beauty Holdings S.A, Facility 1st Lien Term Loan B , (Luxembourg), 6M LIBOR + 3.75%, 5.41%, 04/22/2024	$2,985,000	3,012,373
Berlin Packaging, LLC, Initial 2nd Lien Term Loan, 1M LIBOR + 6.75%, 8.32%, 09/30/2022	750,000	755,250
Fort Dearborn Holding Company, Inc., Initial 2nd Lien Term Loan, 3M LIBOR + 8.50%, 10.20%, 10/21/2024 (c)	625,000	609,375
Pregis Holding I Corporation, 1st Lien Term Loan, 3M LIBOR + 3.50%, 5.19%, 05/20/2021	1,344,483	1,347,844
		5,724,842
Energy: Electricity 0.4%
ExGen Renewables IV, LLC, 1st Lien Term Loan, 3M LIBOR + 3.00%, 4.47%, 11/28/2024	1,628,499	1,648,855

Energy: Oil & Gas 5.7%
BCP Raptor, LLC, Initial 1st Lien Term Loan, 1M LIBOR + 4.25%, 5.73%, 06/24/2024	1,064,500	1,072,484
California Resources Corporation, 1st Lien Term Loan, 1M LIBOR + 10.38%, 11.94%, 12/31/2021	1,925,000	2,180,062
California Resources Corporation, 1st Lien Term Loan B, 1M LIBOR + 4.75%, 6.31%, 12/31/2022	2,051,984	2,087,934
Chesapeake Energy Corp., Class A 1st Lien Term Loan, 3M LIBOR + 7.50%, 8.95%, 08/23/2021	4,750,000	5,079,555
Chief Exploration & Development, LLC, 2nd Lien Term Loan, 3M LIBOR + 6.50%, 7.96%, 05/16/2021	2,500,000	2,490,625
FTS International, Inc., Initial 1st Lien Term Loan, L+ 4.75%, 04/16/2021 (d)	4,500,000	4,492,485
MEG Energy Corporation, Initial 1st Lien Term Loan, (Canada), 3M LIBOR + 3.50%, 5.20%, 12/31/2023	1,409,596	1,413,825
Summit Midstream Partners Holdings, LLC, Facility 1st Lien Term Loan, 1M LIBOR + 6.00%, 7.57%, 05/13/2022	2,305,764	2,344,686

	Principal Amount	Value (a)
Senior Loans (b)(g)(k) (continued)
Energy: Oil & Gas (continued)
Traverse Midstream Partners, LLC, 1st Lien Term Loan B, 3M LIBOR + 4.00%, 5.85%, 09/27/2024	$2,616,822	$2,648,434
		23,810,090
Healthcare & Pharmaceuticals 4.7%
Albany Molecular Research, Inc., 1st Lien Term Loan B, 1M LIBOR + 3.25%, 4.82%, 08/30/2024	1,970,867	1,978,258
Albany Molecular Research, Inc., 2nd Lien Term Loan, 1M LIBOR + 7.00%, 8.57%, 08/30/2025 (c)	2,223,068	2,223,068
Centene Corporation, Bridge Term Loan, L+ 3.50%, 09/13/2018 (c)(d)(e)(f)	3,000,000	—
Concentra, Inc., 2nd Lien Term Loan, L+ 6.50%, 07/25/2023 (c)(d)	3,000,000	3,000,000
Envigo Holdings, Inc., 1st Lien Term Loan, 1M LIBOR + 8.50%, 10.07%, 11/03/2021	1,142,412	1,142,412
Ethypharm SA, Facility 1st Lien Term Loan B, (France), Euribor + 3.50%, 3.50%, 07/21/2023	€1,112,582	1,382,402
Immucor, Inc., 1st Lien Term Loan, 2M LIBOR + 5.00%, 6.65%, 06/15/2021	$2,913,725	2,968,357
Nidda Healthcare Holding AG, Facility 1st Lien Term Loan B-2 , (Germany), 1M Euribor + 3.50%, 3.50%, 08/21/2024	€402,630	501,220
Nidda Healthcare Holding AG, Facility 1st Lien Term Loan B-1, (Germany), 1M Euribor + 3.50%, 3.50%, 08/21/2024 (f)	1,996,018	869,671
Press Ganey Holdings, Inc., 1st Lien Term Loan, 1M LIBOR + 3.00%, 4.57%, 10/23/2023	$1,906,842	1,925,910
Press Ganey Holdings, Inc., Initial 2nd Lien Term Loan, 1M LIBOR + 6.50%, 8.07%, 10/21/2024 (c)	474,755	481,876
Radnet Management, Inc., 1st Lien Term Loan B-1, 3M LIBOR + 3.75%, 5.47%, 06/30/2023	2,824,675	2,867,045
Valeant Pharmaceuticals International, Inc., Tranche B 1st Lien Term Loan, (Canada), 1M LIBOR + 3.50%, 5.06%, 04/01/2022	107,023	108,615
		19,448,834
High Tech Industries 4.1%
Applied Systems, Inc., Initial 1st Lien Term Loan, 3M LIBOR + 3.25%, 4.94%, 09/19/2024	2,288,382	2,310,946
Applied Systems, Inc., Initial 2nd Lien Term Loan, 3M LIBOR + 7.00%, 8.69%, 09/19/2025	516,129	533,874
Barracuda Networks, Inc., 1st Lien Term Loan, L+ 3.25%, 01/05/2025 (d)	981,308	990,385
Colorado Buyer, Inc., Initial 2nd Lien Term Loan, 3M LIBOR + 7.25%, 8.63%, 05/01/2025	1,057,692	1,065,625
Cvent, Inc., 1st Lien Term Loan, 1M LIBOR + 3.75%, 5.32%, 11/29/2024	3,414,634	3,435,975
Integrated Device Technology, Inc., Initial 1st Lien Term Loan B, 1M LIBOR + 3.00%, 4.57%, 04/04/2024 (c)	1,352,794	1,359,558
Kemet Corporation, Initial 1st Lien Term Loan, 1M LIBOR + 6.00%, 7.57%, 04/26/2024 (c)	1,994,279	2,024,194
Rocket Software, Inc., 1st Lien Term Loan, 3M LIBOR + 4.25%, 5.94%, 10/14/2023	1,240,232	1,253,155
Rocket Software, Inc., 2nd Lien Term Loan, 3M LIBOR + 9.50%, 11.19%, 10/14/2024	1,603,014	1,619,846
Tibco Software, Inc., 1st Lien Term Loan B-1, 1M LIBOR + 3.50%, 5.07%, 12/04/2020	997,481	1,003,097
Veritas, Ltd., 1st Lien Term Loan B, 3M LIBOR + 4.50%, 6.19%, 01/27/2023	1,488,750	1,496,506
		17,093,161
Hotel, Gaming & Leisure 0.4%
Golden Nugget, Inc., Initial 1st Lien Term Loan B, 2M LIBOR + 3.25%, 4.86%, 10/04/2023	829,132	838,377
Mohegan Tribal Gaming Authority, 1st Lien Term Loan B, 1M LIBOR + 4.00%, 5.57%, 10/13/2023	972,009	980,514
		1,818,891
Industrials 0.6%
CTC AcquiCo GmbH, 1st Lien Term Loan, (Germany), L+ 3.50%, 11/30/2024 (d)	€525,000	652,882
Dynacast International, LLC, 1st Lien Term Loan B-2, 3M LIBOR + 3.25%, 4.94%, 01/28/2022 (c)	$1,062,807	1,073,435
Wrangler Buyer Corporation, Initial 1st Lien Term Loan, 1M LIBOR + 3.00%, 4.57%, 09/27/2024	703,125	708,300
		2,434,617
Media: Advertising, Printing & Publishing 1.3%
Harland Clarke Holdings Corp., 1st Lien Term Loan, 3M LIBOR + 4.75%, 6.44%, 11/03/2023	2,283,791	2,308,341
Learfield Communications, LLC, 1st Lien Term Loan, L+ 3.25%, 12/01/2023 (c)(d)	1,346,240	1,359,703
Learfield Communications, LLC, Initial 1st Lien Term Loan, L+ 3.25%, 12/01/2023 (c)(d)	185,010	186,860
Lee Enterprises, Inc., 1st Lien Term Loan, 1M LIBOR + 6.25%, 7.82%, 03/31/2019	187,398	187,398
Tribune Publishing Company, Initial 1st Lien Term Loan, 1M LIBOR + 4.75%, 6.32%, 08/04/2021 (c)	1,340,000	1,353,400
		5,395,702
Media: Broadcasting & Subscription 0.2%
Intelsat Jackson Holdings S.A., Tranche B-4 1st Lien Term Loan, (Luxembourg), L+ 4.50%, 01/02/2024 (d)	703,125	711,738

	Principal Amount	Value (a)
Senior Loans (b)(g)(k) (continued)
Media: Diversified & Production 1.4%
Equinox Holdings, Inc., 1st Lien Term Loan, 1M LIBOR + 3.00%, 4.57%, 03/08/2024	$1,985,025	$2,002,811
Equinox Holdings, Inc., Initial 2nd Lien Term Loan, 1M LIBOR + 7.00%, 8.57%, 09/06/2024	2,050,000	2,111,500
Meredith Corporation, 1st Lien Term Loan B, L+ 3.00%, 01/18/2025 (d)	1,750,000	1,768,480
		5,882,791
Metals & Mining 0.4%
Murray Energy Holdings Co, 1st Lien Term Loan B-2, L+ 7.25%, 04/16/2020 (d)	1,997,328	1,831,310

Printing and Publishing 0.6%
Dex Media, Inc., 1st Lien Term Loan, 1M LIBOR + 10.00%, 11.57%, 07/29/2021	2,447,599	2,536,325
Retail 3.6%
Academy, Ltd., Initial 1st Lien Term Loan, 1M LIBOR + 4.00%, 5.57%, 07/01/2022	1,491,840	1,197,201
BJ’s Wholesale Club, Inc., Initial 2nd Lien Term Loan, 1M LIBOR + 7.50%, 8.95%, 02/03/2025	1,724,138	1,727,810
GOBP Holdings, Inc., 1st Lien Term Loan, 3M LIBOR + 3.50%, 5.19%, 10/21/2021	2,195,442	2,206,419
GOBP Holdings, Inc., Initial 2nd Lien Term Loan, 3M LIBOR + 8.25%, 9.94%, 10/21/2022	2,500,000	2,500,000
Harbor Freight Tools USA, Inc., Initial 1st Lien Term Loan, 1M LIBOR + 2.50%, 4.07%, 08/18/2023	2,493,771	2,502,774
J.C. Penney Corp., Inc., 1st Lien Term Loan, 3M LIBOR + 4.25%, 5.73%, 06/23/2023	2,483,871	2,391,769
Petco Animal Supplies, Inc., 1st Lien Term Loan, 3M LIBOR+ 3.00%, 4.77%, 01/26/2023	3,271,635	2,470,902
		14,996,875
Service & Equipment 0.2%
TMK Hawk Parent, Corp., 1st Lien Delayed Draw Term Loan, L+ 3.50%, 08/28/2024 (d)(f)	32,289	290
TMK Hawk Parent, Corp., Initial 1st Lien Term Loan, 3M LIBOR + 3.50%, 5.07%, 08/28/2024	721,459	727,952
		728,242
Services: Business 1.0%
Affinion Group, Inc., 1st Lien Term Loan, 1M LIBOR + 7.75%, 9.16%, 05/10/2022	1,994,975	2,059,812
CASMAR (Australia) PTY, Ltd., Initial 1st Lien Term Loan, (Australia), 3M LIBOR + 4.50%, 6.19%, 12/08/2023 (c)	877,978	875,783
Solera, LLC, 1st Lien Term Loan, 3M LIBOR + 3.25%, 4.82%, 03/03/2023	1,473,750	1,483,978
		4,419,573
Services: Consumer 1.1%
General Nutrition Centers, Inc., Tranche B 1st Lien Term Loan, 1M LIBOR + 2.50%, 4.08%, 03/04/2019	3,914,133	3,492,268
University Support Services, LLC, 1st Lien Term Loan, 1M LIBOR + 4.25%, 5.33%, 07/06/2022	1,159,436	1,174,659
		4,666,927
Technology 0.6%
Allflex Holdings III, Inc., (U.S.), Initial 2nd Lien Term Loan, 3M LIBOR + 7.00%, 8.75%, 07/19/2021	2,339,623	2,346,454

Telecommunications 1.0%
Coral-US Co-Borrower, LLC, 1st Lien Term Loan B-3, 1M LIBOR + 3.50%, 5.07%, 01/31/2025	2,500,000	2,510,725
Paysafe Group PLC, Facility 1st Lien Term Loan, L+ 3.50%, 12/20/2024 (c)(d)	1,518,152	1,525,742
		4,036,467
Utilities: Oil & Gas 0.2%
Medallion Midland Acquisition LP, 1st Lien Term Loan, 1M LIBOR + 3.25%, 4.82%, 10/30/2024 (c)	975,000	979,875
Total Senior Loans (Cost: $161,346,039)		163,804,479
Corporate Bonds 65.9%
Aerospace and Defense 3.2%
Air Methods Corp., 144A, 8.00%, 05/15/2025 (k)	2,491,000	2,382,019
Bombardier, Inc., 144A, (Canada), 7.50%, 12/01/2024 (k)	2,000,000	2,102,500
Bombardier, Inc., 144A, (Canada), 8.75%, 12/01/2021 (k)	2,250,000	2,500,313
Engility Corporation, 8.88%, 09/01/2024	3,175,000	3,422,967

	Principal Amount	Value (a)
Corporate Bonds (continued)
Aerospace and Defense (continued)
Leidos, Inc., 7.13%, 07/01/2032	$2,500,000	$2,831,250
		13,239,049
Automotive 0.4%
Dana Financing Luxembourg Sarl, 144A, (Luxembourg), 6.50%, 06/01/2026 (k)	1,500,000	1,621,875

Banking, Finance, Insurance & Real Estate 2.9%
Acrisure, LLC, 144A, 7.00%, 11/15/2025 (k)	3,000,000	2,977,500
Ally Financial, Inc., 7.50%, 09/15/2020	2,500,000	2,750,000
Summit Materials, LLC, 8.50%, 04/15/2022	5,750,000	6,325,000
		12,052,500
Beverage, Food and Tobacco 0.7%
Arby’s Restaurant Group, Inc., 144A, 6.75%, 02/15/2026 (j)(k)	3,000,000	3,037,500

Capital Equipment 1.1%
Welbilt, Inc., 9.50%, 02/15/2024	3,988,000	4,506,440

Chemicals, Plastics & Rubber 4.0%
Aruba Investments, Inc., 144A, 8.75%, 02/15/2023 (k)	2,500,000	2,625,000
GCP Applied Technologies, 144A, 9.50%, 02/01/2023 (k)	5,875,000	6,477,187
Kraton Polymers, LLC, 144A, 7.00%, 04/15/2025 (k)	909,000	961,268
Kraton Polymers, LLC, 144A, 10.50%, 04/15/2023 (k)	4,315,000	4,832,800
Tronox Finance, LLC, 144A, 7.50%, 03/15/2022 (k)	1,750,000	1,815,625
		16,711,880
Consumer Goods: Durable 1.9%
Manitowoc Co, Inc., 144A, 12.75%, 08/15/2021 (k)	4,370,000	4,970,875
Spectrum Brands, Inc., 6.63%, 11/15/2022	2,975,000	3,082,844
		8,053,719
Containers, Packaging & Glass 2.6%
Ardagh Packaging Finance PLC, 144A, (Ireland), 7.25%, 05/15/2024 (k)	3,000,000	3,224,100
Crown Cork & Seal Co., Inc., 7.38%, 12/15/2026	3,350,000	3,860,875
Guala Closures SpA, 144A, (Italy), 3M Euribor + 4.75%, 4.75%, 11/15/2021 (g)(k)	€3,000,000	3,735,556
		10,820,531
Energy: Oil & Gas 9.2%
Calfrac Holdings, L.P., 144A, 7.50%, 12/01/2020 (k)	$4,125,000	4,083,750
Denbury Resources, Inc., 144A, 9.00%, 05/15/2021 (k)	3,750,000	3,834,375
Energy Transfer Equity, L.P., 7.50%, 10/15/2020	4,130,000	4,539,159
Extraction Oil and Gas, Inc., 144A, 5.63%, 02/01/2026 (k)	1,313,000	1,314,313
Extraction Oil and Gas, Inc., 144A, 7.38%, 05/15/2024 (k)	1,143,000	1,237,298
FTS International, Inc., 6.25%, 05/01/2022	500,000	505,000
FTS International, Inc., 144A, 3M LIBOR + 7.50%, 9.09%, 06/15/2020 (g)(k)	1,637,000	1,661,555
Great Western Petroleum, LLC / Great Western Finance Corporation, 144A, 9.00%, 09/30/2021 (k)	3,150,000	3,315,375
MEG Energy Corp., 144A, (Canada), 6.50%, 01/15/2025 (k)	780,000	762,450
MEG Energy Corp., 144A, (Canada), 7.00%, 03/31/2024 (k)	1,000,000	866,250
Newfield Exploration Co, 5.63%, 07/01/2024	2,000,000	2,140,000
Rowan Cos, Inc., 7.38%, 06/15/2025	2,000,000	2,049,380
Targa Resources Partners L.P., 6.75%, 03/15/2024	1,500,000	1,601,250
Weatherford International, Ltd., (Bermuda), 9.63%, 03/01/2019	1,000,000	1,070,000
Weatherford International, Ltd., (Bermuda), 9.88%, 02/15/2024	2,516,000	2,742,440
Williams Cos, Inc., 7.88%, 09/01/2021	1,250,000	1,440,625
Williams Cos, Inc., 8.75%, 03/15/2032	2,500,000	3,382,000

	Principal Amount	Value (a)
Corporate Bonds (continued)
Energy: Oil & Gas (continued)
WPX Energy, Inc., 7.50%, 08/01/2020	$1,832,000	$1,978,560
		38,523,780
Healthcare & Pharmaceuticals 8.1%
Acadia Healthcare Co, Inc., 5.63%, 02/15/2023	875,000	885,675
Acadia Healthcare Co, Inc., 6.50%, 03/01/2024	167,000	174,515
DJO Finance Corp., 10.75%, 04/15/2020	750,000	675,000
DJO Finance Corp., 144A, 8.13%, 06/15/2021 (k)	3,663,000	3,534,795
Envision Healthcare Corporation, 144A, 6.25%, 12/01/2024 (k)	2,500,000	2,646,875
Greatbatch, Ltd., 144A, 9.13%, 11/01/2023 (k)	1,500,000	1,631,565
HCA, Inc., 5.25%, 04/15/2025	1,500,000	1,573,740
HCA, Inc., 7.69%, 06/15/2025	3,000,000	3,394,980
Immucor, Inc., 144A, 11.13%, 02/15/2022 (k)	2,750,000	2,887,500
MPH Acquisition Holdings, LLC, 144A, 7.13%, 06/01/2024 (k)	1,250,000	1,342,188
Surgery Center Holdings, Inc., 144A, 8.88%, 04/15/2021 (k)	1,500,000	1,565,625
Tenet Healthcare Corporation, 8.13%, 04/01/2022	2,125,000	2,192,745
Tenet Healthcare Corporation, 144A, 7.00%, 08/01/2025 (k)	375,000	367,500
Valeant Pharmaceuticals International, Inc., 144A, (Canada), 5.63%, 12/01/2021 (k)	1,000,000	963,800
Valeant Pharmaceuticals International, Inc., 144A, (Canada), 6.75%, 08/15/2021 (k)	1,250,000	1,237,500
Valeant Pharmaceuticals International, Inc., 144A, (Canada), 7.50%, 07/15/2021 (k)	2,250,000	2,258,437
Valeant Pharmaceuticals International, Inc., 144A, (Canada), 9.00%, 12/15/2025 (k)	738,000	758,066
Vizient, Inc., 144A, 10.38%, 03/01/2024 (k)	5,000,000	5,637,500
		33,728,006
High Tech Industries 4.1%
Dell International, LLC, 144A, 6.02%, 06/15/2026 (k)	2,000,000	2,187,199
Diebold Nixdorf, Inc., 8.50%, 04/15/2024	1,100,000	1,162,150
Genesys Telecommunications Laboratories Inc, 144A, 10.00%, 11/30/2024 (k)	4,250,000	4,696,250
Microsemi Corporation, 144A, 9.13%, 04/15/2023 (k)	2,931,000	3,275,393
TIBCO Software, Inc., 144A, 11.38%, 12/01/2021 (k)	1,000,000	1,088,800
Veritas US, Inc., 144A, 10.50%, 02/01/2024 (k)	2,000,000	2,035,000
Western Digital Corporation, 10.50%, 04/01/2024	1,500,000	1,753,500
Western Digital Corporation, 144A, 7.38%, 04/01/2023 (k)	1,000,000	1,088,750
		17,287,042
Hotel, Gaming & Leisure 3.6%
Golden Nugget, Inc., 144A, 8.75%, 10/01/2025 (k)	2,500,000	2,668,750
Jack Ohio Finance, LLC, 144A, 6.75%, 11/15/2021 (k)	1,000,000	1,052,500
Jack Ohio Finance, LLC, 144A, 10.25%, 11/15/2022 (k)	1,865,000	2,074,812
MGM Resorts International, 8.63%, 02/01/2019	3,250,000	3,420,625
Mohegan Tribal Gaming Authority, 144A, 7.88%, 10/15/2024 (k)	2,222,000	2,277,550
Scientific Games International, Inc., 6.63%, 05/15/2021	2,625,000	2,716,875
Scientific Games International, Inc., 144A, 5.00%, 10/15/2025 (j)(k)	1,000,000	1,001,250
		15,212,362
Industrials 0.2%
Wrangler Buyer Corporation, 144A, 6.00%, 10/01/2025 (k)	795,000	820,837

Media: Advertising, Printing & Publishing 2.2%
EMI Music Publishing Group North America Holdings, Inc., 144A, 7.63%, 06/15/2024 (k)	2,900,000	3,190,000
Harland Clarke Holdings Corporation, 144A, 9.25%, 03/01/2021 (k)	1,250,000	1,290,625
Lee Enterprises, Inc., 144A, 9.50%, 03/15/2022 (k)	4,375,000	4,550,000
		9,030,625
Media: Broadcasting & Subscription 4.9%
Belo Corp., 7.25%, 09/15/2027	5,000,000	5,550,000
CSC Holdings, LLC, 8.63%, 02/15/2019	2,000,000	2,110,000

	Principal Amount	Value (a)
Corporate Bonds (continued)
Media: Broadcasting & Subscription (continued)
CSC Holdings, LLC, 144A, 10.13%, 01/15/2023 (k)	$1,000,000	$1,128,125
CSC Holdings, LLC, 144A, 10.88%, 10/15/2025 (k)	1,760,000	2,096,072
Intelsat Jackson Holdings SA, 144A, (Luxembourg), 8.00%, 02/15/2024 (k)	1,400,000	1,470,000
Lamar Media Corp., 5.38%, 01/15/2024	2,000,000	2,060,000
Radiate Holdco, LLC, 144A, 6.88%, 02/15/2023 (k)	1,000,000	1,005,000
Sinclair Broadcast Group, Inc., 6.13%, 10/01/2022	2,000,000	2,057,500
Tribune Media Co, 5.88%, 07/15/2022	3,000,000	3,086,250
		20,562,947
Media: Diversified & Production 0.7%
Life Time Fitness, Inc., 144A, 8.50%, 06/15/2023 (k)	2,745,000	2,895,975

Metals & Mining 6.7%
Anglo American Capital PLC, 144A, (Great Britain), 9.38%, 04/08/2019 (k)	6,000,000	6,460,620
First Quantum Minerals, Ltd., 144A, (Canada), 7.25%, 04/01/2023 (k)	2,500,000	2,646,875
First Quantum Minerals, Ltd., 144A, (Canada), 7.50%, 04/01/2025 (k)	1,500,000	1,606,950
FMG Resources Pty, Ltd., 144A, (Australia), 9.75%, 03/01/2022 (k)	5,250,000	5,789,700
Freeport-McMoRan, Inc., 5.40%, 11/14/2034	500,000	521,500
Freeport-McMoRan, Inc., 6.88%, 02/15/2023	1,500,000	1,646,250
Grinding Media, Inc., 144A, 7.38%, 12/15/2023 (k)	1,100,000	1,171,500
Hudbay Minerals, Inc., 144A, (Canada), 7.63%, 01/15/2025 (k)	2,000,000	2,200,000
Murray Energy Holdings Co., 144A, 11.25%, 04/15/2021 (k)	1,250,000	675,000
Peabody Energy Corporation, 144A, 6.00%, 03/31/2022 (k)	960,000	997,162
Peabody Energy Corporation, 144A, 6.38%, 03/31/2025 (k)	350,000	367,500
Teck Resources, Ltd., 144A, (Canada), 8.50%, 06/01/2024 (k)	1,500,000	1,693,125
Zekelman Industries, Inc., 144A, 9.88%, 06/15/2023 (k)	1,850,000	2,072,000
		27,848,182
Retail 1.3%
JC Penney Corporation, Inc., 8.13%, 10/01/2019	923,000	964,535
L Brands, Inc., 8.50%, 06/15/2019	4,000,000	4,320,000
		5,284,535
Services: Business 1.8%
Conduent Finance, Inc., 144A, 10.50%, 12/15/2024 (k)	1,750,000	2,043,125
Entegris, Inc., 144A, 4.63%, 02/10/2026 (k)	1,364,000	1,369,115
Solera, LLC, 144A, 10.50%, 03/01/2024 (k)	3,479,000	3,900,829
		7,313,069
Services: Consumer 0.5%
Dole Food Co, Inc., 144A, 7.25%, 06/15/2025 (k)	2,000,000	2,125,000

Telecommunications 3.2%
Altice Financing S.A., 144A, (Luxembourg), 7.50%, 05/15/2026 (k)	1,500,000	1,558,125
Altice Finco SA, 144A, (Luxembourg), 8.13%, 01/15/2024 (k)	1,500,000	1,545,000
Digicel Group, Ltd., 144A, (Bermuda), 8.25%, 09/30/2020 (k)	4,000,000	3,965,000
Level 3 Financing, Inc., 5.38%, 01/15/2024	1,250,000	1,243,750
SFR Group SA, 144A, (France), 7.38%, 05/01/2026 (k)	2,500,000	2,462,500
Sprint Capital Corp., 6.90%, 05/01/2019	1,000,000	1,042,500
Sprint Corp., 7.63%, 02/15/2025	500,000	518,750
T-Mobile USA, Inc., 4.75%, 02/01/2028	925,000	928,469
		13,264,094
Transportation: Cargo 0.7%
XPO Logistics, Inc., 144A, 6.50%, 06/15/2022 (k)	3,000,000	3,123,000

	Principal Amount	Value (a)
Corporate Bonds (continued)
Transportation: Consumer 0.5%
Air Medical Group Holdings, Inc., 144A, 6.38%, 05/15/2023 (k)	$2,000,000	$1,892,500

Utilities: Electric 1.4%
Dynegy, Inc., 7.63%, 11/01/2024	1,250,000	1,350,500
Dynegy, Inc., 144A, 8.00%, 01/15/2025 (k)	1,500,000	1,627,500
NRG Energy, Inc., 7.25%, 05/15/2026	2,500,000	2,722,750
		5,700,750
Total Corporate Bonds (Cost: $267,553,941)		274,656,198

Collateralized Loan Obligations 37.3% (k)(c)(h)
Collateralized Loan Obligations - Debt 28.3% (g)
AMMC CLO XIII, Ltd., (Cayman Islands), 3M LIBOR + 6.95%, 8.69%, 07/24/2029	2,000,000	2,054,904
AMMC CLO XIV, Ltd., (Cayman Islands), 3M LIBOR + 7.35%, 9.10%, 07/25/2029	1,250,000	1,295,945
AMMC CLO XIX, Ltd., (Cayman Islands), 3M LIBOR + 7.00%, 8.72%, 10/15/2028	2,000,000	2,065,594
Apidos CLO XI, Ltd., (Cayman Islands), 3M LIBOR + 7.65%, 9.38%, 01/17/2028	1,500,000	1,538,234
Babson CLO, Ltd. 2016-1, (Cayman Islands), 3M LIBOR + 6.55%, 8.30%, 04/23/2027	2,000,000	2,014,822
Bain Capital Credit CLO 2016-2, (Cayman Islands), 3M LIBOR + 7.04%, 8.76%, 01/15/2029	2,000,000	2,066,344
Benefit Street Partners CLO IV, Ltd., (Cayman Islands), 3M LIBOR + 7.25%, 9.00%, 01/20/2029	2,500,000	2,588,667
Bluemountain CLO, Ltd. 2016-3, (Cayman Islands), 3M LIBOR + 6.85%, 8.27%, 11/15/2027	1,500,000	1,542,047
California Street CLO IX, L.P. 2012-9A, (Cayman Islands), 3M LIBOR + 7.18%, 8.90%, 10/16/2028	2,000,000	2,055,608
Carlyle Global Market Strategies CLO 2012-4, Ltd., (Cayman Islands), 3M LIBOR + 7.51%, 9.26%, 01/20/2029	2,000,000	2,090,384
Cent CLO 18, Ltd., (Cayman Islands), 3M LIBOR + 4.60%, 6.35%, 07/23/2025	3,000,000	2,911,143
Crestline Denali CLO XV, Ltd., (Cayman Islands), 3M LIBOR + 7.35%, 9.10%, 04/20/2030	3,875,000	3,935,969
Denali Capital CLO XI, Ltd., 2015-1A D, (Cayman Islands), 3M LIBOR + 5.45%, 7.20%, 04/20/2027	1,000,000	1,000,296
Denali Capital CLO XI, Ltd., 2015-1A E, (Cayman Islands), 3M LIBOR + 5.95%, 7.70%, 04/20/2027	2,000,000	1,892,102
Denali Capital CLO XI, Ltd., 2015-1X D, (Cayman Islands), 3M LIBOR + 5.45%, 7.20%, 04/20/2027	460,000	460,136
Denali Capital CLO XII, Ltd., 2016-1A E, (Cayman Islands), 3M LIBOR + 7.75%, 9.47%, 04/15/2028	5,000,000	5,022,795
Dorchester Park CLO, Ltd., (Ireland), 3M LIBOR + 6.25%, 8.00%, 01/20/2027	4,000,000	4,001,588
Dryden XLII Senior Loan Fund, (Cayman Islands), 3M LIBOR + 7.25%, 8.97%, 07/15/2027	1,500,000	1,526,373
Galaxy XX CLO, Ltd., (Cayman Islands), 3M LIBOR + 5.50%, 7.25%, 07/20/2027	3,500,000	3,509,390
Halcyon Loan Advisors Funding 2015-1, Ltd., (Cayman Islands), 3M LIBOR + 5.65%, 7.40%, 04/20/2027	750,000	750,302
Halcyon Loan Advisors Funding 2015-3, Ltd., (Cayman Islands), 3M LIBOR + 5.95%, 7.68%, 10/18/2027	2,500,000	2,502,162
Highbridge Loan Management 2013-2, Ltd., (Cayman Islands), 3M LIBOR + 8.25%, 10.00%, 10/20/2029	2,250,000	2,259,488
Highbridge Loan Management 2015-7, Ltd., (Cayman Islands), 3M LIBOR + 7.50%, 8.92%, 11/15/2026	650,000	650,133
Highbridge Loan Management 2014-4, Ltd., (Cayman Islands), 3M LIBOR + 7.36%, 9.12%, 01/28/2030 (e)	2,000,000	1,920,000
Jamestown CLO VI, Ltd., (Cayman Islands), 3M LIBOR + 4.75%, 6.19%, 02/20/2027	900,000	895,538
LCM XV, L.P., (Cayman Islands), 3M LIBOR + 6.50%, 8.25%, 07/20/2030	1,850,000	1,919,723
LCM XXIII, L.P., (Cayman Islands), 3M LIBOR + 7.05%, 8.80%, 10/20/2029	3,000,000	3,110,589
Magnetite XIV, Ltd., (Cayman Islands), 3M LIBOR + 6.50%, 8.23%, 07/18/2028	4,000,000	4,000,888
Mountain Hawk III CLO, Ltd., (Cayman Islands), 3M LIBOR + 4.85%, 6.58%, 04/18/2025	2,000,000	1,891,046
Neuberger Berman CLO XVII, Ltd. 2014-17A, (Cayman Islands), 3M LIBOR + 6.55%, 8.30%, 04/22/2029	1,000,000	1,024,183
Oaktree CLO 2014-1, (Cayman Islands), 3M LIBOR + 6.30%, 7.71%, 05/13/2029	5,000,000	5,033,405
Octagon Investment Partners XV, Ltd., (Cayman Islands), 3M LIBOR + 7.00%, 8.74%, 07/19/2030	1,500,000	1,541,840
Octagon Investment Partners XXVIII, Ltd., (Cayman Islands), 3M LIBOR + 6.50%, 8.24%, 10/24/2027	2,000,000	2,047,716
OHA Credit Partners VII, Ltd., (Cayman Islands), 3M LIBOR + 7.50%, 8.94%, 11/20/2027	2,850,000	2,928,572
OHA Credit Partners XI, Ltd., (Cayman Islands), 3M LIBOR + 8.10%, 9.85%, 10/20/2028	2,000,000	2,012,396
OZLM XI, Ltd., (Cayman Islands), 3M LIBOR + 7.00%, 8.77%, 10/30/2030	2,750,000	2,900,560
OZLM XIV, Ltd., (Cayman Islands), 3M LIBOR + 6.35%, 8.07%, 01/15/2029	4,500,000	4,619,943
OZLM XIX, Ltd., (Cayman Islands), 3M LIBOR + 6.60%, 7.97%, 11/22/2030	2,000,000	2,048,976
Silver Creek CLO, Ltd., (Cayman Islands), 3M LIBOR + 6.40%, 8.15%, 07/20/2030	1,000,000	1,016,082
Steele Creek CLO 2015-1, Ltd., (Cayman Islands), 3M LIBOR + 8.85%, 10.29%, 05/21/2029	3,000,000	3,023,454
Steele Creek CLO 2016-1, Ltd., (Cayman Islands), 3M LIBOR + 6.75%, 8.34%, 06/15/2028	3,000,000	3,016,269
TCI-Cent CLO 2016-1, Ltd., (Cayman Islands), 3M LIBOR + 6.75%, 8.51%, 12/21/2029	2,000,000	2,063,166
THL Credit Wind River 2015-2 CLO, Ltd., (Cayman Islands), 3M LIBOR + 7.80%, 9.52%, 10/15/2027	2,000,000	2,033,490
THL Credit Wind River 2016-1 CLO, Ltd., (Cayman Islands), 3M LIBOR + 7.50%, 9.22%, 07/15/2028	3,500,000	3,568,435

	Principal Amount	Value (a)
Collateralized Loan Obligations (k)(c)(h) (continued)
Collateralized Loan Obligations - Debt (g) (continued)
THL Credit Wind River 2016-2 CLO, Ltd., (Cayman Islands), 3M LIBOR + 6.48%, 7.86%, 11/01/2028	$1,750,000	$1,789,697
TICP CLO III, Ltd, (Cayman Islands), 3M LIBOR + 5.55%, 7.30%, 01/20/2027	4,000,000	4,002,480
Venture XXVIII CLO, Ltd. 2017-28A, (Cayman Islands), 3M LIBOR + 6.16%, 7.91%, 10/20/2029	1,000,000	1,012,199
Venture XXIV CLO, Ltd. 2016-24A, (Cayman Islands), 3M LIBOR + 6.72%, 8.47%, 10/20/2028	700,000	716,085
Venture XXVI CLO, Ltd. 2017-26A, (Cayman Islands), 3M LIBOR + 6.80%, 8.55%, 01/20/2029	1,000,000	1,030,019
Venture XXVII CLO, Ltd. 2017-27A, (Cayman Islands), 3M LIBOR + 6.35%, 8.10%, 07/20/2030	2,025,000	2,071,976
Voya CLO 2017-3, Ltd., (Cayman Islands), 3M LIBOR + 6.20%, 7.95%, 07/20/2030	1,950,000	1,974,521
Wellfleet CLO 2016-2, Ltd., (Cayman Islands), 3M LIBOR + 7.00%, 8.75%, 10/20/2028	1,000,000	1,018,464
Wellfleet CLO 2017-2, Ltd., (Cayman Islands), 3M LIBOR + 6.75%, 8.13%, 10/20/2029	2,000,000	2,049,584
		118,015,722
Collateralized Loan Obligations - Equity 9.0%
Allegro CLO 2017-1A, Ltd., (Cayman Islands), 10/16/2030	2,000,000	1,952,948
AMMC CLO XXI, Ltd., (Cayman Islands), 11/02/2030	500,000	454,139
Atlas Senior Loan Fund III, Ltd., (Cayman Islands), 11/17/2027	1,800,000	952,555
Atrium CLO VII, (Cayman Islands), 11/16/2022	1,600,000	9,600
Carlyle Global Market Strategies CLO 2013-4, Ltd., (Cayman Islands), 01/15/2031	1,259,000	792,710
Carlyle Global Market Strategies CLO 2017-3, Ltd., (Cayman Islands), 07/20/2029	1,750,000	1,528,485
Cedar Funding IV CLO, Ltd., (Cayman Islands), 07/23/2030	4,000,000	3,481,692
Cedar Funding V CLO, Ltd., (Cayman Islands), 07/17/2028	1,500,000	1,277,068
Cedar Funding VI CLO, Ltd., (Cayman Islands), 10/20/2028	2,000,000	1,866,124
Cedar Funding VIII CLO 2017-8, Ltd., (Cayman Islands), 10/17/2030	2,000,000	1,759,726
Crestline Denali CLO XVI, Ltd. 2018-1A, (Cayman Islands), 01/20/2030 (e)(j)	2,000,000	1,800,000
Dryden XXXVII Senior Loan Fund, (Cayman Islands), 01/15/2031	1,000,000	898,337
Halcyon Loan Advisors Funding 2017-1, Ltd., (Cayman Islands), 06/25/2029	1,750,000	1,470,742
LCM XII, L.P., (Cayman Islands), 10/19/2022	1,000,000	100
LCM XIII, L.P., (Cayman Islands), 01/19/2023	2,175,000	1,305,826
LCM XV, L.P., (Cayman Islands), 08/25/2024	5,875,000	3,309,752
LCM XXIII, L.P., (Cayman Islands), 10/20/2029	3,100,000	2,380,009
Madison Park Funding XII, Ltd., (Cayman Islands), 07/20/2026	4,000,000	2,510,484
Oaktree CLO, Ltd. 2015-1A, (Cayman Islands), 10/20/2027	4,000,000	3,351,728
OHA Credit Partners VII, Ltd., (Cayman Islands), 11/20/2027	2,000,000	1,455,518
OZLM XIX, Ltd. 2017-19A, (Cayman Islands), 11/22/2030	900,000	825,854
OZLM XXI, Ltd. 2017-21A, (Cayman Islands), 01/20/2031 (e)	1,750,000	1,583,750
Vibrant CLO VI, Ltd., (Cayman Islands), 06/20/2029	1,500,000	1,336,695
Voya CLO 2017-2, (Cayman Islands), 06/07/2030	1,000,000	907,115
West CLO 2013-1, Ltd., (Cayman Islands), 11/07/2025	500,000	197,505
		37,408,462
Total Collateralized Loan Obligations (Cost: $146,030,179)		155,424,184

	Shares
Common Stocks 1.4% (i)
Energy: Oil & Gas 1.1%
Halcon Resources Corp.	292,519	2,337,227
Templar Energy, LLC, Class A Common Equity (c)	145,457	145,457
Templar Energy, LLC, Class A Preferred Equity (c)	235,016	2,115,147
		4,597,831
Services: Business 0.3%
Affinion Group Holdings, Inc.	87,683	1,183,720
Total Common Stocks (Cost: $14,686,417)		5,781,551

Total Investments - 143.9% (Cost: $589,616,576)	$599,666,412
Liabilities in Excess of Other Assets - (43.9%)	(182,822,800)
Net Assets - 100.0%	$416,843,612

Footnotes:
(a)	Investment holdings in foreign currencies are converted to U.S. Dollars using period end spot rates. All investments are in United States enterprises unless otherwise noted.
(b)	Interest rates on floating rate term loans adjust periodically based upon a predetermined schedule. Stated interest rates in this schedule represent the “all-in” rate as of January 31, 2018.
(c)	Investments categorized as a significant unobservable input (Level 3) (See Note 3 of the Notes to Financial Statements).
(d)

This position or a portion of this position represents an unsettled loan purchase. The interest rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR” or “L”) or the applicable LIBOR floor plus a spread which was determined at the time of purchase.

(e)	Security valued at fair value using methods determined in good faith by or under the direction of the board of directors.
(f)	Reported net of unfunded commitments, reduced by any upfront payments received if purchased at a discount, see Note 2.
(g)	Variable rate coupon rate shown as of January 31, 2018.
(h)	Collateralized Loan Obligations are all issued as 144A securities.
(i)	Non-income producing security as of January 31, 2018.
(j)	When-Issued or delayed delivery security based on typical market settlement convention for such security.
(k)

All of the company’s Senior Loans, Collateralized Loan Obligations, and Corporate Bonds issued as 144A, which as of January 31, 2018 represented 119.4% of the company’s net assets or 79.1% of the company’s total assets, are subject to legal restrictions on sales.

As of January 31, 2018, the aggregate cost of securities for Federal income tax purposes was $589,635,290. Unrealized appreciation and depreciation on investments for Federal income tax purposes are as follows:

Gross unrealized appreciation	$22,100,230
Gross unrealized depreciation	(12,069,108)
Net unrealized appreciation	$10,031,122

Abbreviations:
144A	Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
Currencies:
€	Euro Currency
£	British Pounds
$	US Dollars

Ares Dynamic Credit Allocation Fund, Inc.

Notes to Schedule of Investments

January 31, 2018 (Unaudited)

(1) Organization

Ares Dynamic Credit Allocation Fund, Inc.  (NYSE: ARDC) (“ARDC” or “Fund”) is a corporation incorporated under the laws of the State of Maryland and registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a closed-end, non-diversified, management investment company, and intends to qualify each year to be treated as a Regulated Investment Company (“RIC”), under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund commenced operations on November 27, 2012.  Ares Capital Management II LLC (the “Adviser”) was registered as a Registered Investment Adviser with the SEC on June 9, 2011 and serves as the investment adviser to the Fund.

Investment Objective and Policies

The Fund’s investment objective is to seek an attractive risk adjusted level of total return, primarily through current income and, secondarily, through capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in a broad, dynamically managed portfolio of (i) senior secured loans (“Senior Loans”) made primarily to companies whose debt is rated below investment grade, (ii) corporate bonds (“Corporate Bonds”) that are primarily high yield issues rated below investment grade, (iii) other fixed-income instruments of a similar nature that may be represented by derivatives, and (iv) securities issued by entities commonly referred to as collateralized loan obligations (“CLOs”) and other asset-backed securities. The Fund’s investments in CLOs may include investments in subordinated tranches of CLO securities. The Adviser will dynamically allocate the Fund’s portfolio among investments in the various targeted credit markets, to seek to manage interest rate and credit risk and the duration of the Fund’s portfolio.

(2) Significant Accounting Policies

Basis of Presentation

In October 2016, the SEC adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by RICs. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017, and the Investment Adviser has implemented the applicable requirements into this report.

The accompanying financial statements have been prepared on an accrual basis of accounting in conformity with U.S. generally accepted accounting principles (“GAAP”), and includes the accounts of the Fund. The Fund is an investment company following accounting and reporting guidance in Financial Accounting Standards (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The Adviser makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates and such differences may be material.

Investments Valuation

All investments in securities are recorded at their estimated value, as described in more detail in Note 3.

Revolving loan, bridge loan and delayed draw term loan agreements

For investment purposes, the Fund has entered into certain loan commitments which may include revolving loan, bridge loan, partially unfunded term loan and delayed draw term loan agreements (“unfunded loan commitments”). Unfunded loan commitments purchased at a discount/premium may include cash received/paid for the amounts representing such discounts/premiums. Unfunded loan commitments are agreements to participate in the lending of up to a specified maximum amount for a specified period. As of January 31, 2018, the fair value of the loans disclosed in the Schedule of Investments does not include unfunded loan commitments, which total $4,333,362.

Discounts and Premiums

Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security using the effective interest method. The adjusted cost of investments represents the original cost adjusted for PIK interest and the accretion of discounts and amortization of premiums.

Ares Dynamic Credit Allocation Fund, Inc.

Notes to Schedule of Investments (Continued)

January 31, 2018 (Unaudited)

Investment Transactions

Investment transactions are accounted for on the trade date.

Foreign Currency Transactions

Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates effective on the date of valuation; and (ii) purchases and sales of investments and income and expense items denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates prevailing on transaction dates.

The Fund does not isolate that portion of the results of operations resulting from the changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included within the net realized and unrealized gain on investments in the Statements of Operations.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between the amounts of income and expense items recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from the changes in fair values of assets and liabilities, other than investments in securities at year end, resulting from changes in exchange rates.

Investments in foreign companies and securities of foreign governments may involve special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include, among other things, revaluation of currencies, less reliable information about issuers, different transaction clearance and settlement practices, and potential future adverse political and economic developments. Moreover, investments in foreign companies and securities of foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.

Commitments and Contingencies

In the normal course of business, the Fund’s investment activities involve executions, settlement and financing of various transactions resulting in receivables from, and payables to, brokers, dealers and the Fund’s custodian. These activities may expose the Fund to risk in the event that such parties are unable to fulfill contractual obligations. Management does not anticipate any material losses from counterparties with whom it conducts business. Consistent with standard business practice, the Fund enters into contracts that contain a variety of indemnifications, and is engaged from time to time in various legal actions. The maximum exposure of the Fund under these arrangements and activities is unknown. However, the Fund expects the risk of material loss to be remote.

Recently Issued Accounting Pronouncements

In October 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The Fund has adopted the amendments related to Regulation S-X, which have had no material impact to the Fund’s financial statements or disclosures.

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount, which continue to be amortized to maturity. The ASU is effective for fiscal years and for interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606). The guidance in this ASU supersedes the revenue recognition requirements in Revenue Recognition (Topic 605). Under the new guidance, an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The amendments in ASU No. 2014-09 are effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period. In March 2016,

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January 31, 2018 (Unaudited)

the FASB issued ASU No. 2016-08, Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations, which clarifies the guidance in ASU No. 2014-09 and has the same effective date as the original standard. In April 2016, the FASB issued ASU No. 2016-10, Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing, an update on identifying performance obligations and accounting for licenses of intellectual property. In May 2016, the FASB issued ASU No. 2016-12, Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients, which includes amendments for enhanced clarification of the guidance. In December 2016, the FASB issued ASU No. 2016-20, Technical Corrections and Improvements to Revenue from Contracts with Customers (Topic 606), the amendments in this update are of a similar nature to the items typically addressed in the technical corrections and improvements project. Additionally, in February 2017, the FASB issued ASU No. 2017-05, Other Income — Gains and Losses from the Derecognition of Nonfinancial Assets (subtopic 610-20): Clarifying the Scope of Asset Derecognition Guidance and Accounting for Partial Sales of Nonfinancial Assets, an update clarifying that a financial asset is within the scope of Subtopic 610-20 if it is deemed an “in-substance non-financial asset.” The application of this guidance is not expected to have a material impact on our consolidated financial statements.

(3) Investments

Fair Value Measurements

The Fund follows the provisions of ASC 820, Fair Value Measurements and Disclosures under U.S. GAAP, which among other matters, requires enhanced disclosures about investments that are measured and reported at fair value. This standard defines fair value and establishes a hierarchal disclosure framework, which prioritizes and ranks the level of market price observability used in measuring investments at fair value and expands disclosures about assets and liabilities measured at fair value. ASC 820 defines “fair value” as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchal disclosure framework establishes a three-tier hierarchy to maximize the use of observable data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique.

Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•                  Level 1 — Valuations based on quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•                  Level 2 — Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable either directly or indirectly.

•                  Level 3 — Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

In addition to using the above inputs in investment valuations, the Fund continues to employ a valuation policy that is consistent with the provisions of ASC 820. Consistent with its valuation policy, the Fund evaluates the source of inputs, including any markets in which the Fund’s investments are trading (or any markets in which securities with similar attributes are trading), in determining fair value. The Fund’s valuation policy considers the fact that because there may not be a readily available market value for the investments in the Fund’s portfolio, therefore, the fair value of the investments may be determined using unobservable inputs.

The investments classified as Level 1 or Level 2 are typically valued based on quoted market prices, forward foreign exchange rates, dealer quotations or alternative pricing sources supported by observable inputs. The Adviser obtains prices from independent pricing services which generally utilize broker quotes and may use various other pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. The Adviser is responsible for all inputs and assumptions related to the pricing of securities. The Adviser has internal controls in place that support its reliance on information received from third-party pricing sources. As part of its internal controls, the Adviser obtains, reviews, and tests

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January 31, 2018 (Unaudited)

information to corroborate prices received from third-party pricing sources. For any security, if market or dealer quotations are not readily available, or if the Adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith by the Adviser and will be classified as Level 3. In such instances, the Adviser will use valuation techniques consistent with the market or income approach to measure fair value and will give consideration to all factors which might reasonably affect the fair value.

Bank loans and corporate debts: The fair value of bank loans and corporate debt is estimated based on quoted market prices, forward foreign exchange rates, dealer quotations or alternative pricing sources supported by observable inputs and are generally classified within Level 2 or 3. The Adviser obtains prices from independent pricing services which generally utilize broker quotes and may use various other pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. If the pricing services are only able to obtain a single broker quote or utilize a pricing model the securities will be classified as Level 3. If the pricing services are unable to provide prices, the Adviser will attempt to obtain one or more broker quotes directly from a dealer and price such securities at the last bid price obtained; such securities are classified as Level 3.

Collateralized loan obligations:  The fair value of CLOs is estimated based on various valuation models from third-party pricing services as well as internal models. The valuation models generally utilize discounted cash flows and take into consideration prepayment and loss assumptions, based on historical experience and projected performance, economic factors, the characteristics and condition of the underlying collateral, comparable yields for similar securities and recent trading activity. These securities are classified as Level 3.

The following is a summary of the inputs used as of January 31, 2018, in valuing the Fund’s investments carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Senior Loans	$—	$140,766,454	$23,038,025	$163,804,479
Corporate Bonds	—	274,656,198	—	274,656,198
Collateralized Loan Obligations	—	—	155,424,184	155,424,184
Common Stocks	2,337,227	1,183,720	2,260,604	5,781,551

Total Investments	$2,337,227	$416,606,372	$180,722,813	$599,666,412

The following is a reconciliation of the Fund’s investments in which significant unobservable inputs (Level 3) were used in determining fair value for the period from October 31, 2017 through January 31, 2018:

	Senior Loans	Collateralized Loan Obligations	Common Stock	Warrants	Total
Balance as of 10/31/17	$13,356,837	$147,531,396	$2,384,970	$2,146	$163,275,349
Purchases (a)	8,105,111	16,855,200	180,669	—	25,140,980
Sales (b)	(88,855)	(11,484,015)	—	(89)	(11,572,959)
Net realized and unrealized gain/ (loss)	177,707	2,416,458	(305,035)	(2,057)	2,287,073
Net Accrued discounts	8,331	105,145	—	—	113,476
Transfers in to Level 3 (c)	5,965,785	—	—	—	5,965,785
Transfers out of Level 3 (c)	(4,486,891	—	—	—	(4,486,891)
Balance as of 1/31/18	$23,038,025	$155,424,184	$2,260,604	$—	$180,722,813
Net change in unrealized appreciation/(depreciation) from Investments held as of 1/31/18	$730,500	$488,885	$(241,760)	$—	$977,625

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January 31, 2018 (Unaudited)

(a) Purchases include PIK interest and securities received from restructure.

(b) Sales include principal redemptions.

(c) Investments were transferred into and out of Level 3 and into and out of Level 2 during the period ended January 31, 2018 due to changes in the quantity and quality of information obtained to support the fair value of each investment as assessed by the Adviser.

The valuation techniques used by the Adviser to measure fair value as of January 31, 2018 maximized the use of observable inputs and minimized the use of unobservable inputs. The valuation techniques and significant amounts of unobservable inputs used in the valuation of the Fund’s Level 3 securities are outlined in the table below.

	Fair Value	Valuation Technique	Unobservable Inputs	Range
Assets
Investments in securities
Senior Loans	$23,038,025	Broker Quotes and/or 3rd Party Pricing Services	N/A	N/A
Collateralized Loan Obligations	150,120,434	Broker Quotes and/or 3rd Party Pricing Services	N/A	N/A
Collateralized Loan Obligations	5,303,750	Other	Recent Transaction Price	$90-96
Common Stock	2,260,604	Broker Quotes and/or 3rd Party Pricing Services	N/A	N/A
Total Level 3 Investments	$180,722,813

There were no transfers between Level 1 and 2 during the period. It is the Fund’s policy to recognize transfers into and out of all levels at the end of the reporting period.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective at a reasonable level of assurance based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report on Form N-Q as required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002
3 (a) (2)	Certification of Principal Financial Officer pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Ares Dynamic Credit Allocation Fund, Inc.

By:	/s/ Seth J. Brufsky
Seth J. Brufsky
President and Chief Executive Officer

Date: March 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Seth J. Brufsky
Seth J. Brufsky
President and Chief Executive Officer

Date: March 18, 2018

By:	/s/ Scott Lem
Scott Lem
Chief Financial Officer

Date: March 18, 2018